Investments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021 USD ($) security	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Investments, Debt and Equity Securities [Abstract]
Principal amount of bonds and certificates of deposit on deposit to meet state insurance regulatory and/or rating agency requirements	$ 469,000,000
Securities exceeding 10% of Shareholders' Equity	0	$ 0
Fair value of fixed-maturity securities that were non-income producing during the preceding 12 months	0
Securities sold under agreements to repurchase	0	0
Open reverse repurchase commitments	$ 0	$ 0
Securities with credit ratings downgraded | security	8
Value of securities with credit rating downgraded	$ 168,400,000
Unrealized loss on securities with credit downgraded	800,000
Allowance for credit losses, securities	0
Credit loss allowance balance, available-for-sale securities	0
Write off of accrued income	$ 0
Percent change in investment income	8.00%	10.00%
Percent change in book yield	20.00%	23.00%
Maximum notional value	$ 0	$ 114,600,000	$ 0
Derivatives	0	1,400,000	0
Open derivative positions	$ 0	$ 0	$ 0